Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m

Cost at 1 January 2021	7,488	12,105	1,890	21,483

Exchange adjustments	(214)	(315)	(47)	(576)

Other additions	16	98	1,091	1,205

Capitalised borrowing costs	–	–	16	16

Disposals and write-offs	(217)	(940)	(17)	(1,174)

Reclassifications	202	906	(1,182)	(74)

Transfer to assets held for sale/distribution	(63)	(38)	(1)	(102)

Cost at 31 December 2021	7,212	11,816	1,750	20,778

Exchange adjustments	403	542	105	1,050

Additions through business combinations	5	8	17	30

Other additions	13	79	1,153	1,245

Capitalised borrowing costs	–	–	21	21

Disposals and write-offs	(64)	(222)	(5)	(291)

Reclassifications	146	689	(874)	(39)

Transfer to assets held for sale/distribution	(1,067)	(1,959)	(317)	(3,343)

Cost at 31 December 2022	6,648	10,953	1,850	19,451

Depreciation at 1 January 2021	(3,310)	(7,140)	–	(10,450)

Exchange adjustments	100	191	–	291

Charge for the year	(267)	(715)	–	(982)

Disposals and write-offs	169	893	–	1,062

Transfer to assets held for sale/distribution	27	27	–	54

Depreciation at 31 December 2021	(3,281)	(6,744)	–	(10,025)

Exchange adjustments	(191)	(310)	–	(501)

Charge for the year	(226)	(726)	–	(952)

Disposals and write-offs	47	181	–	228

Transfer to assets held for sale/distribution	376	1,130	–	1,506

Depreciation at 31 December 2022	(3,275)	(6,469)	–	(9,744)

Impairment at 1 January 2021	(280)	(551)	(26)	(857)

Exchange adjustments	7	10	3	20

Disposals and write-offs	30	76	13	119

Impairment losses	(21)	(54)	(37)	(112)

Reversal of impairments	–	5	4	9

Impairment at 31 December 2021	(264)	(514)	(43)	(821)

Exchange adjustments	(9)	(14)	(1)	(24)

Disposals and write-offs	9	47	5	61

Impairment losses	(33)	(45)	(5)	(83)

Reversal of impairments	–	9	–	9

Transfer to assets held for sale/distribution	37	45	2	84

Impairment at 31 December 2022	(260)	(472)	(42)	(774)

Total depreciation and impairment at 31 December 2021	(3,545)	(7,258)	(43)	(10,846)

Total depreciation and impairment at 31 December 2022	(3,535)	(6,941)	(42)	(10,518)

Net book value at 1 January 2021	3,898	4,414	1,864	10,176

Net book value at 31 December 2021	3,667	4,558	1,707	9,932

Net book value at 31 December 2022	3,113	4,012	1,808	8,933